Goodwill and other intangible assets - Goodwill (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Beginning Balance	¥ 162,959	¥ 152,368
Acquisition	4,996	4,319
Impairment loss	0	0	¥ 0
Translation adjustments and Others	(4,992)	6,272
Ending Balance	162,963	162,959	152,368
Nidec Electronics (Thailand)
Goodwill [Line Items]
Beginning Balance	8,948	7,645
Translation adjustments and Others	678	1,303
Ending Balance	9,626	8,948	7,645
Nidec Sankyo
Goodwill [Line Items]
Beginning Balance	28,794	28,685
Acquisition	115
Translation adjustments and Others	(66)	109
Ending Balance	28,843	28,794	28,685
Nidec Copal
Goodwill [Line Items]
Beginning Balance	16,462	16,462
Ending Balance	16,462	16,462	16,462
Nidec Techno Motor
Goodwill [Line Items]
Beginning Balance	2,049	2,049
Ending Balance	2,049	2,049	2,049
Nidec Motor
Goodwill [Line Items]
Beginning Balance	66,302	62,692
Acquisition	3,757
Translation adjustments and Others	(3,165)	3,610
Ending Balance	66,894	66,302	62,692
Nidec Motors & Actuators
Goodwill [Line Items]
Beginning Balance	21,484	16,699
Acquisition		4,319
Translation adjustments and Others	(502)	466
Ending Balance	20,982	21,484	16,699
All Others
Goodwill [Line Items]
Beginning Balance	18,920	18,136
Acquisition	1,124
Translation adjustments and Others	(1,937)	784
Ending Balance	¥ 18,107	¥ 18,920	¥ 18,136